UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 117.0%
AUSTRALIA 3.0%
BANK 0.9%
Australia and New Zealand Banking Group Ltd.(a)	110,361	$2,374,622

MATERIAL 0.4%
BHP Billiton Ltd.(a)	35,287	1,174,542

REAL ESTATE—OFFICE 1.7%
Commonwealth Property Office Fund(a)	5,109,265	4,282,023
TOTAL AUSTRALIA		7,831,187

BRAZIL 0.9%
REAL ESTATE—RETAIL 0.1%
BR Malls Participacoes SA(b)	24,100	284,314

UTILITIES 0.8%
ELECTRIC UTILITIES 0.6%
CPFL Energia SA	95,000	1,712,745
Eletropaulo Metropolitana SA	6	123
		1,712,868
WATER UTILITIES 0.2%
Cia de Saneamento de Minas Gerais	25,030	428,516
TOTAL UTILITIES		2,141,384

TOTAL BRAZIL		2,425,698

CANADA 3.0%
BANK 0.9%
Toronto-Dominion Bank/The	37,200	2,397,540

DIVERSIFIED FINANCIAL SERVICE 1.2%
IGM Financial	75,711	3,002,558

MATERIALS 0.5%
CHEMICALS 0.2%
Potash Corp. of Saskatchewan	6,500	587,210

METALS & MINING 0.3%
Cameco Corp.	25,000	693,738

	Number of Shares	Value
TOTAL MATERIALS		$1,280,948

REAL ESTATE MANAGEMENT/ SERVICES 0.4%
Parkbridge Lifestyles Communities(b)	304,567	1,120,809
TOTAL CANADA		7,801,855

FINLAND 1.5%
REAL ESTATE—DIVERSIFIED 0.8%
Sponda Oyj(b)	533,290	2,114,855

TELECOMMUNICATION SERVICES 0.7%
Nokia Oyj(a)	112,600	1,655,970
TOTAL FINLAND		3,770,825

FRANCE 4.5%
BANK 0.7%
BNP Paribas(a)	21,400	1,709,835

ENERGY—OIL & GAS 1.8%
Total SA(a)	77,381	4,597,924

MATERIALS 0.5%
Lafarge SA(a)	14,800	1,324,360

UTILITIES 1.5%
ELECTRIC UTILITIES 0.8%
Electricite de France(a)	36,744	2,179,807

MULTI UTILITIES 0.7%
GDF Suez(a)	40,913	1,816,755
TOTAL UTILITIES		3,996,562

TOTAL FRANCE		11,628,681

GERMANY 4.7%
INDUSTRIAL 1.1%
Siemens AG(a)	30,000	2,778,022

INSURANCE 1.0%
Allianz SE(a)	20,200	2,523,507

SOFTWARE 0.4%
SAP AG	23,000	1,120,106

	Number of Shares	Value
UTILITIES 2.2%
ELECTRIC UTILITIES 0.9%
E.ON AG (ADR)(a)	50,647	$2,155,030

MULTI UTILITIES 1.3%
RWE AG(a)	36,800	3,417,938
TOTAL UTILITIES		5,572,968

TOTAL GERMANY		11,994,603

HONG KONG 4.1%
ENERGY—OIL & GAS 0.6%
CNOOC Ltd.(a)	1,249,000	1,682,513

FINANCE-INVESTMENT BANKERS/BROKERS 0.4%
Hong Kong Exchanges and Clearing Ltd.(a)	51,500	933,639

REAL ESTATE—DIVERSIFIED 2.3%
Agile Property Holdings Ltd.	1,417,000	1,667,478
Hysan Development Company Ltd.(a)	617,565	1,553,863
Sun Hung Kai Properties Ltd.	186,000	2,745,583
		5,966,924
RETAIL 0.4%
Esprit Holdings Ltd.	167,500	1,123,864

TELECOMMUNICATION SERVICES—WIRELESS 0.4%
China Mobile Ltd.	96,500	940,090
TOTAL HONG KONG		10,647,030

ISRAEL 1.8%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)	91,784	4,640,599

ITALY 3.2%
BANK 0.3%
UniCredito Italiano S.p.A.(a)	176,400	689,220

ENERGY—OIL & GAS 0.9%
Eni S.p.A.(a)	94,500	2,361,933

	Number of Shares	Value
UTILITIES—GAS UTILITIES 2.0%
Snam Rete Gas S.p.A.(a)	1,050,482	$5,111,262
TOTAL ITALY		8,162,415

JAPAN 11.1%
APPAREL 1.1%
Fast Retailing Co., Ltd.	20,200	2,556,364
Nisshinbo Industries	17,000	180,861
		2,737,225
AUTOMOTIVE 0.6%
Toyota Motor Corp.	39,200	1,559,004

BANK 0.1%
Sumitomo Trust and Banking Co., Ltd.	25,000	132,847

ENERGY—OIL & GAS REFINING & MARKETING 0.1%
Showa Shell Sekiyu KK	21,000	229,499

FINANCE 0.1%
Daiwa Securities Group	32,000	165,053

FOOD 0.5%
House Foods Corp.	42,000	703,236
Kikkoman Corp.	46,000	572,918
		1,276,154
HEALTH CARE 0.7%
Astellas Pharma	31,000	1,274,328
Eisai Co., Ltd.	13,000	489,500
		1,763,828
INDUSTRIAL 2.3%
Chiyoda Corp.	46,000	362,301
Fanuc Ltd.(a)	26,500	2,376,483
Secom Co., Ltd.(a)	65,300	3,288,097
		6,026,881
INSURANCE 0.3%
Sompo Japan Insurance	132,000	888,186

	Number of Shares	Value
MATERIALS 0.7%
Mitsubishi Materials Corp.	76,000	$209,971
Shin-Etsu Chemical Co., Ltd.	12,500	768,674
Sumitomo Metal Mining Co., Ltd.	14,000	229,889
Toray Industries	87,000	527,243
		1,735,777
REAL ESTATE—DIVERSIFIED 1.4%
Sumitomo Realty & Development Co., Ltd.	105,000	1,921,852
Tokyo Tatemono Co., Ltd.	373,000	1,824,174
		3,746,026
TECHNOLOGY 3.1%
Canon	59,100	2,389,940
Kyocera Corp.	14,000	1,299,170
NTT Data Corp.	229	733,698
Sony Corp.	66,500	1,966,886
TDK Corp.	17,500	1,011,809
Tokyo Electron Ltd.	8,600	548,967
		7,950,470
TELECOMMUNICATION SERVICES 0.1%
KDDI Corp.	55	310,032
TOTAL JAPAN		28,520,982

MEXICO 0.8%
RETAIL 0.5%
Wal-Mart de Mexico SA de CV(a)	340,300	1,179,969

TELECOMMUNICATION SERVICES 0.3%
America Movil SAB de CV(a)	360,700	789,708
TOTAL MEXICO		1,969,677

SINGAPORE 1.1%
REAL ESTATE
DIVERSIFIED 0.7%
CapitaLand Ltd.	652,000	1,721,819

	Number of Shares	Value
OFFICE 0.4%
CapitaCommercial Trust(a)	1,592,000	$1,175,366
TOTAL SINGAPORE		2,897,185

SPAIN 1.9%
BANK 0.9%
Banco Santander Central Hispano SA(a)	149,900	2,412,916

TELECOMMUNICATION SERVICES 1.0%
Telefonica SA(a)	90,100	2,485,989
TOTAL SPAIN		4,898,905

SWEDEN 0.9%
RETAIL
Hennes & Mauritz AB(a)	38,679	2,172,152

SWITZERLAND 2.9%
FOOD 1.5%
Nestle SA(a)	93,120	3,968,136

HEALTH CARE 1.4%
Novartis AG(a)	71,700	3,587,421
TOTAL SWITZERLAND		7,555,557

UNITED KINGDOM 8.3%
BANK 2.0%
Barclays PLC(a)	387,200	2,289,575
HSBC Holdings PLC(a)	249,566	2,855,725
		5,145,300
CONSUMER DISCRETIONARY 0.9%
Reckitt Benckiser Group PLC(a)	46,500	2,272,523

CONSUMER—NON-CYCLICAL—AGRICULTURE 0.4%
British American Tobacco PLC(a)	36,300	1,138,793

ENERGY—INTEGRATED OIL & GAS 0.9%
Royal Dutch Shell PLC	81,624	2,326,531

	Number of Shares	Value
HEALTH CARE 1.6%
GlaxoSmithKline PLC(a)	208,100	$4,089,013

REAL ESTATE—DIVERSIFIED 0.7%
Land Securities Group PLC	168,254	1,680,596

TELECOMMUNICATION SERVICES 0.7%
Vodafone Group PLC(a)	793,000	1,776,802

UTILITIES 1.1%
ELECTRIC UTILITIES 0.6%
Scottish and Southern Energy PLC(a)	86,833	1,627,799

MULTI UTILITIES 0.5%
National Grid PLC(a)	125,000	1,206,604
TOTAL UTILITIES		2,834,403

TOTAL UNITED KINGDOM		21,263,961

UNITED STATES 63.3%
BASIC MATERIALS 2.2%
Alcoa(a)	49,958	655,449
Allegheny Technologies(c)	33,000	1,154,670
Archer-Daniels-Midland Co.(a),(c)	38,479	1,124,356
Monsanto Co.(a)	27,234	2,107,912
Praxair(c)	7,000	571,830
		5,614,217
CONSUMER—CYCLICAL 3.8%
APPAREL 0.8%
NIKE(a),(c)	32,637	2,111,614

MEDIA 0.6%
Comcast Corp.(c)	35,000	591,150
The Walt Disney Co.(a),(c)	37,500	1,029,750
		1,620,900
RETAIL 2.1%
Nordstrom(a)	18,340	560,104
Ross Stores(c)	40,800	1,949,016

	Number of Shares	Value
Wal-Mart Stores(a),(c)	57,000	$2,798,130
		5,307,250
TOYS/GAMES/HOBBIES 0.3%
Mattel(a)	40,300	743,938
TOTAL CONSUMER—CYCLICAL		9,783,702

CONSUMER—NON-CYCLICAL 5.8%
AGRICULTURE 1.0%
Altria Group(a)	51,633	919,584
Philip Morris International(a)	35,633	1,736,752
		2,656,336
BEVERAGE 0.9%
PepsiCo(c)	39,610	2,323,522

COSMETICS/PERSONAL CARE 1.8%
Colgate-Palmolive Co.(c)	7,600	579,728
Procter & Gamble Co.(a),(c)	70,276	4,070,386
		4,650,114
FOOD 0.7%
Kraft Foods(a),(c)	64,973	1,706,841

RESTAURANT 1.4%
McDonald’s Corp.(c)	62,539	3,569,101
TOTAL CONSUMER— NON-CYCLICAL		14,905,914

ENERGY 9.0%
OIL & GAS 5.6%
Chevron Corp.(a),(c)	53,730	3,784,204
Devon Energy Corp.(a)	35,573	2,395,130
Exxon Mobil Corp.(c)	93,847	6,438,843

	Number of Shares	Value
Marathon Oil Corp.(a)	53,300	$1,700,270
		14,318,447
OIL & GAS SERVICES 1.5%
Schlumberger Ltd.(a),(c)	37,998	2,264,681
Transocean Ltd.(b),(c)	17,986	1,538,342
		3,803,023
OIL & GAS STORAGE & TRANSPORTATION 1.9%
Energy Transfer Partners LP(c)	37,188	1,582,349
MarkWest Energy Partners LP	146,393	3,459,267
		5,041,616
TOTAL ENERGY		23,163,086

FINANCIAL 8.6%
BANK 3.4%
Bank of America Corp.(a)	111,400	1,884,888
Bank of New York Mellon Corp.(a)	38,000	1,101,620
SunTrust Banks(c)	23,951	540,095
US Bancorp(c)	105,972	2,316,548
Wells Fargo & Co.(a),(c)	104,787	2,952,898
		8,796,049
DIVERSIFIED FINANCIAL SERVICE 2.8%
Goldman Sachs Group(c)	13,300	2,451,855
JPMorgan Chase & Co.(a),(c)	92,994	4,074,997
Morgan Stanley(c)	19,500	602,160
		7,129,012
INSURANCE 2.4%
Everest Re Group Ltd.(c)	17,000	1,490,900
HCC Insurance Holdings(a),(c)	108,981	2,980,630
MetLife(a),(c)	44,500	1,694,115
		6,165,645
TOTAL FINANCIAL		22,090,706

	Number of Shares	Value
HEALTH CARE 5.1%
Abbott Laboratories(a),(c)	75,063	$3,713,367
Becton Dickinson & Co.(a),(c)	19,000	1,325,250
Johnson & Johnson(a),(c)	61,436	3,740,838
Medtronic(a),(c)	62,725	2,308,280
Merck & Co.(a)	33,329	1,054,196
Pfizer(a)	53,784	890,125
		13,032,056
INDUSTRIAL 7.3%
AEROSPACE & DEFENSE 4.4%
General Dynamics Corp.(a),(c)	51,419	3,321,667
L-3 Communications Holdings(a),(c)	28,500	2,289,120
Lockheed Martin Corp.(a),(c)	29,000	2,264,320
United Technologies Corp.(a),(c)	55,273	3,367,784
		11,242,891
DIVERSIFIED MANUFACTURING 1.7%
Caterpillar(a),(c)	22,000	1,129,260
General Electric Co.(a)	195,530	3,210,603
		4,339,863
ENVIRONMENTAL CONTROL 0.4%
Waste Management(c)	38,000	1,133,160

TRANSPORTATION 0.8%
United Parcel Service(a),(c)	39,160	2,211,365
TOTAL INDUSTRIAL		18,927,279

REAL ESTATE 6.0%
HOTEL 1.5%
Host Hotels & Resorts(a)	326,035	3,837,432

INDUSTRIAL 1.4%
ProLogis(c)	300,056	3,576,668

OFFICE 1.2%
SL Green Realty Corp.(c)	73,252	3,212,100

	Number of Shares	Value
RETAIL 1.3%
Macerich Co.(a)	111,776	$3,390,166
Simon Property Group(c)	212	14,719
		3,404,885
SELF STORAGE 0.6%
Public Storage(a)	19,097	1,436,858
TOTAL REAL ESTATE		15,467,943

TECHNOLOGY 10.5%
COMPUTERS 2.7%
Hewlett-Packard Co.(a),(c)	49,574	2,340,389
International Business Machines Corp.(a),(c)	38,433	4,596,971
		6,937,360
INTERNET SERVICE PROVIDER 0.4%
Google(b),(c)	2,300	1,140,455

SEMICONDUCTORS 2.4%
Intel Corp.(c)	182,501	3,571,545
Microchip Technology(a)	100,248	2,656,572
		6,228,117
SOFTWARE 2.5%
Microsoft Corp.(a),(c)	180,915	4,683,889
Oracle Corp.(a),(c)	79,200	1,650,528
		6,334,417
TELECOMMUNICATION EQUIPMENT 2.5%
Corning(a),(c)	74,700	1,143,657
Harris Corp.(a),(c)	61,700	2,319,920
QUALCOMM(a)	65,000	2,923,700
		6,387,277
TOTAL TECHNOLOGY		27,027,626

TELECOMMUNICATION SERVICES 1.3%
AT&T(a)	86,277	2,330,342

	Number of Shares	Value
Verizon Communications(a),(c)	34,686	$1,049,945
		3,380,287
UTILITIES 3.7%
ELECTRIC UTILITIES 1.8%
Northeast Utilities(a),(c)	48,500	1,151,390
NV Energy(a),(c)	223,000	2,584,570
Southern Co.(a)	30,885	978,128
		4,714,088
MULTI UTILITIES 1.9%
Public Service Enterprise Group(c)	53,000	1,666,320
Sempra Energy(a),(c)	64,000	3,187,840
		4,854,160
TOTAL UTILITIES		9,568,248

TOTAL UNITED STATES		162,961,064

TOTAL COMMON STOCK (Identified cost—$332,004,505)		301,142,376

CLOSED-END FUNDS— UNITED STATES 6.3%
CONVERTIBLE 1.4%
Calamos Convertible and High Income Fund(a),(c)	90,437	1,040,025
Nicholas-Applegate Convertible & Income Fund(a),(c)	161,300	1,393,632
Nicholas-Applegate Convertible & Income Fund II(a)	156,500	1,250,435
		3,684,092
COVERED CALL 1.5%
Eaton Vance Tax-Managed Diversified Equity Income Fund(c)	64,088	820,967
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a),(c)	80,664	988,941
NFJ Dividend Interest & Premium Strategy Fund(a),(c)	151,200	2,026,080
		3,835,988
GLOBAL EQUITY DIVIDEND 0.8%
Alpine Total Dynamic Dividend Fund(c)	76,500	686,205

	Number of Shares	Value
Evergreen Global Dividend Opportunity Fund(c)	136,700	$1,394,340
		2,080,545
GLOBAL HYBRID (GROWTH & INCOME) 0.5%
Clough Global Opportunities Fund(a),(c)	96,085	1,218,358

HIGH YIELD 0.3%
BlackRock Corporate High Yield Fund V(c)	85,200	846,036

REAL ESTATE 0.4%
Alpine Global Premier Properties Fund(c)	157,300	983,125

U.S. GENERAL EQUITY 1.4%
Liberty All-Star Equity Fund(c)	277,800	1,175,094
Nasdaq Premium Income & Growth Fund(c)	79,215	1,168,421
Royce Value Trust(c)	130,388	1,345,604
		3,689,119
TOTAL CLOSED-END FUNDS (Identified cost—$16,589,256)		16,337,263

PREFERRED SECURITIES—$25 PAR VALUE 2.5%
BERMUDA 0.6%
INSURANCE
PROPERTY CASUALTY 0.3%
Arch Capital Group Ltd., 7.875%, Series B	29,852	708,985

REINSURANCE 0.3%
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	10,000	715,938
TOTAL BERMUDA		1,424,923

GERMANY 0.4%
INSURANCE—MULTI-LINE
Allianz SE, 8.375%	41,925	1,004,523

NETHERLANDS 0.4%
INSURANCE—MULTI-LINE
ING Groep N.V., 7.375%	65,141	1,081,341

SPAIN 0.2%
BANK
Santander Finance Preferred, 10.50%, Series 10	20,088	543,983

	Number of Shares	Value
UNITED STATES 0.9%
REAL ESTATE—RESIDENTIAL 0.5%
Apartment Investment & Management Co., 7.75%, Series U	57,000	$1,179,900

TELECOMMUNICATION SERVICES 0.4%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	49,823	1,145,929
TOTAL UNITED STATES		2,869,812

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$7,054,176)		6,380,599

PREFERRED SECURITIES—CAPITAL SECURITIES 4.5%
FRANCE 1.0%
BANK
BNP Paribas, 7.195%, due 12/31/49, 144A(d)	1,950,000	1,716,000
Groupe BPCE SA, 12.50%, due 8/29/49, 144A(d)	795,000	898,350
		2,614,350
UNITED KINGDOM 0.6%
BANK
Barclays Bank PLC, 6.278%, due 12/31/49	2,000,000	1,510,000

UNITED STATES 2.9%
FINANCE 1.8%
CREDIT CARD 0.3%
Capital One Capital III, 7.686%, due 8/15/36	1,000,000	860,000

INSURANCE—PROPERTY CASUALTY 1.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(d)	3,000,000	2,325,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(d)	1,500,000	1,447,500
		3,772,500
TOTAL FINANCE		4,632,500

OIL & GAS STORAGE & TRANSPORTATION 1.1%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	1,000,000	891,254

	Number of Shares	Value
Enterprise Products Operating LP, 8.375%, due 8/1/66	2,000,000	$1,872,358
		2,763,612
TOTAL UNITED STATES		7,396,112

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,867,189)		11,520,462

Number of Rights
RIGHTS 0.0%
FRANCE
BNP Paribas Ltd. expire 10/13/09(b) (Identified cost—$0)	21,400	46,347

	Number of Shares
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(e)	1,500,024	1,500,024
Federated U.S. Treasury Cash Reserves Fund, 0.001%(e)	1,800,380	1,800,380
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,300,404)		3,300,404

		Value
TOTAL INVESTMENTS (Identified cost—$370,815,530)	131.6%	$338,727,451

WRITTEN CALL OPTIONS	(0.5)%	(1,379,489)

LIABILITIES IN EXCESS OF OTHER ASSETS	(31.1)%	(79,950,409)

NET ASSETS (Equivalent to $11.21 per share based on 22,965,950 shares of common stock outstanding)	100.0%	$257,397,553

	Number of Contracts
WRITTEN CALL OPTIONS (0.5)%
EUROPE (0.1)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,950 10/16/09	680	$(223,892)
Dow Jones Stoxx 50 Index, EUR Strike Price 2,521 10/16/09	2,659	(59,782)
TOTAL EUROPE		(283,674)

UNITED STATES (0.4)%
S&P 500 Index, USD Strike Price 1,080 10/17/09	563	(500,507)
S&P 500 Index, USD Strike Price 1,085 10/17/09	798	(595,308)
TOTAL UNITED STATES		(1,095,815)

TOTAL WRITTEN CALL OPTIONS (Premiums Received—$2,959,200)		$(1,379,489)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is held in connection with the revolving credit agreement: $155,613,148 has been pledged as collateral.

(b) Non-income producing security.

(c) A portion or all of the security is held in connection with written option contracts: $55,359,235 has been pledged to brokers.

(d) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 2.5% of net assets of the Fund.

(e) Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing

NOTES TO FINANCIAL STATEMENTS (continued)

involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

NOTES TO FINANCIAL STATEMENTS (continued)

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$301,142,376	$301,142,376	$—	$—
Closed- End Funds	16,337,263	16,337,263	—	—
Preferred Securities - $25 Par Value – Bermuda	1,424,923	708,985	715,938	—
Preferred Securities - $25 Par Value – Other Countries	4,955,676	4,955,676	—	—
Preferred Securities - Capital Securities – United Kingdom	1,510,000	—	—	1,510,000
Preferred Securities - Capital Securities – France	2,614,350	—	1,716,000	898,350
Preferred Securities - Capital Securities – Other Countries	7,396,112	—	7,396,112	—
Rights	46,347	46,347	—	—
Money Market Funds	3,300,404	—	3,300,404	—
Total Investments	$338,727,451	$323,190,647	$13,128,454	$2,408,350
Other Financial Instruments*	$(1,379,489)	$(1,319,707)	$(59,782)	—

* Other financial instruments are written call options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of December 31, 2008	$—

Accrued discounts	384

Realized gain	92,579

Change in unrealized appreciation	407,966

Net purchases	1,907,421

Balance as of September 30, 2009	$2,408,350

NOTES TO FINANCIAL STATEMENTS (continued)

Note 2. Derivative Instruments

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2009:

Written Call Options	$(1,379,489)

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$17,573,974
Gross unrealized depreciation	(49,662,053)
Net unrealized depreciation	$(32,088,079)

Cost for federal income tax purposes	$370,815,530

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009